Investment Valuation - Trust Account (Details) - USD ($)		3 Months Ended
	May 18, 2018	Mar. 31, 2020	Dec. 31, 2019	May 29, 2018
Assets measured at fair value
Assets placed in trust account		$ 232,300,000	$ 232,300,000	$ 30,300,000
Interest yield on investments (as a percent)		0.025%	1.50%
Maximum maturity period of Trust Account invested in U.S. government securities (in days)		180 days
IPO
Assets measured at fair value
Assets placed in trust account	$ 202,000,000
Maximum maturity period of Trust Account invested in U.S. government securities (in days)	180 days